SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS

	US Dollars
Figures in millions	2021	2020	2019
Equity-settled share incentive schemes
Bonus Share Plan (BSP)	—	1	6
Deferred Share Plan (DSP)	22	14	13
Other	—	1	2
	22	16	21

Cash-settled share incentive scheme	—	—	21
Total share-based payment expense (note 8)	22	16	42
Equity-settled incentive schemes

Previous equity schemes with outstanding awards exercisable include the Bonus Share Plan (BSP) and Long Term Incentive Plan (LTIP). The Deferred Share Plan (DSP) replaced all previous AngloGold Ashanti incentive schemes. The last allocations granted in the BSP and LTIP schemes vested during 2020; there are no further allocations and vesting as the schemes have been closed.

Bonus Share Plan (BSP)

Award date (unvested awards and awards vested during the year)	2018
Calculated fair value	R	119.14
Vesting date 50%	22 Feb 2019
Vesting date 50%	22 Feb 2020
Expiry date	22 Feb 2028

	Number of shares
	2021	2020	2019
Awards outstanding at beginning of year	1,005,977	2,141,415	4,557,919
Awards granted during the year	—	—	—
Awards lapsed during the year	—	—	(109,065)
Awards exercised during the year	(156,294)	(1,135,438)	(2,307,439)
Awards outstanding at end of year	849,683	1,005,977	2,141,415
Awards exercisable at end of year	849,683	1,005,977	1,207,936

No cash awards were granted under the bonus share plan at year end 31 December 2021 (2020: nil; 2019: 12,295) and no cash awards vested or were deemed settled for the year ended 31 December 2021 (2020: 12,295; 2019: 20,751).
Deferred Share Plan (DSP)
The DSP was implemented with effect from 1 January 2018, with the first awards for the scheme allocated in March 2019. This represents a single scheme under which share awards will be allocated to certain employees from 2019 onwards, vesting equally over a period of 2, 3 and 5 years depending on the level of seniority of the participant.
Equity-settled incentive schemes (continued)

Award date (unvested awards and awards vested during the year)	2021		2020		2019
Calculated fair value	R	308.97	R	325.97	R	204.42

DSP 2 year
Vesting date 50%	24 Feb 2022		25 Feb 2021		21 Feb 2020
Vesting date 50%	24 Feb 2023		25 Feb 2022		21 Feb 2021

DSP 3 year
Vesting date 33%	24 Feb 2022		25 Feb 2021		21 Feb 2020
Vesting date 33%	24 Feb 2023		25 Feb 2022		21 Feb 2021
Vesting date 34%	24 Feb 2024		25 Feb 2023		21 Feb 2022

DSP 5 year
Vesting date 20%	24 Feb 2022		25 Feb 2021		21 Feb 2020
Vesting date 20%	24 Feb 2023		25 Feb 2022		21 Feb 2021
Vesting date 20%	24 Feb 2024		25 Feb 2023		21 Feb 2022
Vesting date 20%	24 Feb 2025		25 Feb 2024		21 Feb 2023
Vesting date 20%	24 Feb 2026		25 Feb 2025		21 Feb 2024

Expiry date	24 Feb 2031		25 Feb 2030		21 Feb 2029

	Number of shares
	2021	2020	2019
Awards outstanding at beginning of year	2,289,762	1,599,360	—
Awards granted during the year	1,185,348	1,176,532	1,669,191
Awards lapsed during the year	(322,814)	(155,575)	(55,208)
Awards exercised during the year	(459,913)	(330,555)	(14,623)
Awards outstanding at end of year	2,692,383	2,289,762	1,599,360
Awards exercisable at end of year	588,694	183,439	—

Long Term Incentive Plan (LTIP)

Award date (unvested awards and awards vested during the year)	2015
Calculated fair value	R	129.94
Vesting date	3 Mar 2018
Expiry date	3 Mar 2025

	Number of shares
	2021	2020	2019
Awards outstanding at beginning of year	111,562	229,639	447,842
Awards lapsed during the year	—	—	—
Awards exercised during the year	(2,333)	(118,077)	(218,203)
Awards outstanding at end of year	109,229	111,562	229,639
Awards exercisable at end of year	109,229	111,562	229,639